Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-4

Collection Period	4/01/19-4/30/19
Determination Date	5/9/2019
Distribution Date	5/15/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$713,701,257.71
2.	Collections allocable to Principal		$24,365,444.85
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,412,393.23
5.	Pool Balance on the close of the last day of the related Collection Period		$687,923,419.63
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		52,690
7.	Initial Pool Balance		$1,280,000,020.80
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$99,179,602.67	$79,215,440.28
	c. Class A-2b Floating Rate Note Balance	$28,881,654.93	$23,067,979.24
	d. Class A-3 Note Balance	$378,000,000.00	$378,000,000.00
	e. Class A-4 Note Balance	$112,280,000.00	$112,280,000.00
	f. Class B Note Balance	$34,560,000.00	$34,560,000.00
	g. Class C Note Balance	$31,360,000.00	$31,360,000.00
	h. Class D Note Balance	$22,400,000.00	$22,400,000.00
	i. Note Balance (sum a - h)	$706,661,257.60	$680,883,419.52
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2888165	0.2306798
	c. Class A-2b Floating Rate Note Pool Factor	0.2888165	0.2306798
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5520791	0.5319402
10.	Overcollateralization Target Amount		$7,040,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,040,000.11
12.	Weighted Average Coupon		7.54%
13.	Weighted Average Original Term	months	66.35
14.	Weighted Average Remaining Term	months	44.70
15.	1-Month LIBOR for the interest period ending 5/14/2019		2.47263%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/14/2019		2.60263%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,428,421.70
	b. Liquidation Proceeds allocable to Finance Charge		$242.58
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,428,664.28
18.	Principal:
	a. Collections allocable to Principal		$24,365,444.85
	b. Liquidation Proceeds allocable to Principal		$677,783.41
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$25,043,228.26
19.	Total Finance Charge and Principal Collections (17d + 18d)		$29,471,892.54
20.	Interest Income from Collection Account		$45,527.20
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$29,517,419.74

Available Funds
23.	Available Collections	$29,517,419.74
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$29,517,419.74
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$594,751.05
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$594,751.05
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$148,769.40
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$148,769.40
	i. Class A-2b Monthly Interest	$62,640.22
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$62,640.22
	m. Class A-3 Monthly Interest	$664,650.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	664,650.00
	q. Class A-4 Monthly Interest	$218,010.33
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$218,010.33
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$70,848.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$70,848.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$70,560.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$70,560.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$61,600.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$61,600.00

36.	Quaternary Principal Distributable Amount	$18,737,837.97
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$20,629,666.97
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,040,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,428,664.28
	b. Total Daily Deposits of Principal Collections	$25,043,228.26
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$45,527.20
	e. Total Deposits to Collection Account (sum a - d)	$29,517,419.74
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$594,751.05
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,074,916.03
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,847,752.66
	f. Total Withdrawals from Collection Account (sum a - e)	$29,517,419.74
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$148,769.40
	c. Class A-2b Interest Distribution	$62,640.22
	d. Class A-3 Interest Distribution	$664,650.00
	e. Class A-4 Interest Distribution	$218,010.33
	f. Class B Interest Distribution	$70,848.00
	g. Class C Interest Distribution	$70,560.00
	h. Class D Interest Distribution	$61,600.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$19,964,162.39
	k. Class A-2b Principal Distribution	$5,813,675.69
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$27,074,916.03
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$20,112,931.79
	c. Class A-2b Distribution	$5,876,315.91
	d. Class A-3 Distribution	$664,650.00
	e. Class A-4 Distribution	$218,010.33
	f. Class B Distribution	$70,848.00
	g. Class C Distribution	$70,560.00
	h. Class D Distribution	$61,600.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$27,074,916.03

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,847,752.66
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,847,752.66
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,200,000.05
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,200,000.05
51.	Investment Earnings	$6,250.68
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,206,250.73
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$6,250.68
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,200,000.05
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$594,751.05
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$27,074,916.03
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,847,752.66
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$6,250.68
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$20,112,931.79
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$5,876,315.91
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$664,650.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$218,010.33
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$70,848.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$70,560.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$61,600.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,847,752.66

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	985	$14,542,555.14
	b. 61 to 90 days past due	434	$6,409,125.43
	c. 91 to 120 days past due	106	$1,175,615.77
	d. 121 or more days past due	1	$15,860.46
	e. Total Past Due (sum a - d)	1,526	$22,143,156.80
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.2188%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	99	$1,412,393.23
77.	Recoveries	186	$678,025.99
78.	Net Losses (Ln 76 - Ln 77)		$734,367.24
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1029%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,501	$22,388,022.79
81.	Recoveries	1,199	$9,861,379.01
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$12,526,643.78
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.9786%
84.	Average Net Loss on Defaulted Receivables		$8,345.53

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,348,352,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer